Acquisitions (Tables)	12 Months Ended
Feb. 24, 2013
Schedule of Changes in Company's Goodwill

Changes in the Company’s goodwill during the periods are as follows:

	February 24, 2013	February 26, 2012
Balance, beginning of period	$9,591	$9,584
Acquisition of business	3,476	—
Currency Translation	(43)	7

Balance, end of period	$13,024	$9,591

Marathon Technologies Corporation [Member]
Fair Value of Assets and Liabilities Related to Acquisition

The following table presents the fair value of assets and liabilities recorded in connection with the Marathon acquisition:

Working capital	$857
Prepaid expenses	124
Accounts payable	(152)
Accrued expenses	(278)
Deferred revenue	(1,990)
Fixed assets	58
Other	6
Completed technology	800
Product trademarks and tradenames	100
Customer relationships	1,700
Distributor networks	1,700
Goodwill	2,755

Total purchase consideration	$5,680

Data Research and Applications Inc. [Member]
Fair Value of Assets and Liabilities Related to Acquisition

The following table presents the fair value of assets and liabilities recorded in connection with the DRA acquisition:

Working capital	$65
Fixed assets	64
Completed technology	235
Product trademarks and trade names	15
Transitional service agreement	75
Goodwill	721

Total purchase consideration	$1,175